ADVANCES FROM PROSPECTIVE CUSTOMERSDISTRIBUTORS (Details Narrative)	12 Months Ended
Dec. 31, 2020 USD ($)
Chief Executive Officer [Member] | Mr. Jun Wang [Member]
Advance received from customers	$ 757,896